Document and Entity Information	Sep. 01, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 01, 2021
Entity Registrant Name	ATLAS GROWTH PARTNERS, L.P.
Entity Central Index Key	0001572702
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity File Number	000-55603
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	80-0906030
Entity Address, Address Line One	2400 Market Street, Suite 230
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19103
City Area Code	800
Local Phone Number	674-2614
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false